PERSONNEL EXPENSES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PERSONNEL EXPENSES
Salaries, wages and other benefits	¥ 91,560	¥ 78,542	¥ 71,029
Contributions to retirement schemes (Note 37)	11,932	8,983	12,025
Personnel expenses	¥ 103,492	¥ 87,525	¥ 83,054